Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of inventories
Inventory, Net, Total	$ 175,291,000	$ 158,063,000
Successor [Member]
Components of inventories
Raw materials	58,000,000	52,000,000
Work in process	30,000,000	25,100,000
Finished products	87,300,000	81,000,000
Inventory, Net, Total	$ 175,291,000	$ 158,063,000